Related Party Transactions (Details Narrative)	5 Months Ended
Aug. 31, 2020 USD ($)
Accounts payable - related party	$ 27,870
Grays Peak [Member]
Accounts payable - related party	27,870
Mr. Scott Stevens [Member]
Management fees	53,000
Rent expense	$ 20,000